Financial Instruments - Sensitivity Analysis – Foreign Exchange Rate Exposure – Except for Derivative Financial Instruments (Details) R$ in Thousands	6 Months Ended
Jun. 30, 2024 BRL (R$)
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 5,149,219
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,811,914
Probable (base value) | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,393,033
Probable (base value) | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,200,975)
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(71,901,265)
Probable (base value) | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(150,121)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,287,305
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	702,979
Possible 25% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,348,258
Possible 25% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(300,244)
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(17,975,316)
Possible 25% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(37,530)
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,574,610
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,405,957
Remote 50% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,696,517
Remote 50% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(600,488)
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(35,950,633)
Remote 50% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (75,061)
Currency risk [member] | Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Currency risk [member] | Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%